REPORT FISCAL YEAR ENDING 12/31/1997
IS THIS A TRANSITION REPORT?  N
IS THIS AN AMENDMENT TO A PREVIOUS FILING?  Y

 1. A) REGISTRANT NAME:             COLLEGE RETIREMENT EQUITIES FUND
    B) FILE NUMBER:                 811-4415
    C) TELEPHONE NUMBER:            (212) 916-4905
 2. A) STREET:  730 THIRD AVENUE
       CITY:    NEW YORK            C) STATE: NY  D) ZIP CODE 10017-3206
 3. Is this the first filing on this form by the Registrant? N
 4. Is this the last filing by the Registrant? N
 5. Is Registrant a small business investment company (SBIC)?  N
 6. Is Registrant a unit investment trust (UIT)?  N
 7. A) Is Registrant a series or multiple portfolio company?  Y
    B) How many separate series or portfolio did Registrant have
       at the end of the period?   8
 7. C) SERIES                                          IS THIS THE
       NUMBER   SERIES NAME                            LAST FILING?
         1      CREF STOCK ACCOUNT                           N
         2      CREF MONEY MARKET ACCOUNT                    N
         3      CREF BOND MARKET ACCOUNT                     N
         4      CREF SOCIAL CHOICE ACCOUNT                   N
         5      CREF GLOBAL EQUITIES ACCOUNT                 N
         6      CREF GROWTH ACCOUNT                          N
         7      CREF EQUITY INDEX ACCOUNT                    N
         8      CREF INFLATION-LINKED BOND ACCOUNT           N

74. CONDENSED BALANCE SHEET DATA:
    SERIES
      NUMBER:                                             1
      NAME:                                   STOCK ACCOUNT

74. CONDENSED BALANCE SHEET DATA:

   A) CASH                                          109,682
   B) REPURCHASE AGREEMENTS                               0
   C) SHORT-TERM DEBT SECURITIES OTHER THAN
      REPURCHASE AGREEMENTS                       3,805,933
   D) LONG-TERM DEBT SECURITES INCLUDING
      CONVERTIBLE DEBT                               29,775
   E) PREFERRED,CONVERTIBLE PREFERRED, AND
      ADJUSTABLE RATE PREFERRED STOCK               148,805
   F) COMMON STOCK                               97,568,598
   G) OPTIONS ON EQUITIES                                 0
   H) OPTIONS ON ALL FUTURES                              0
   I) OTHER INVESTMENTS                                   0
   J) RECEIVABLES FROM PORTFOLIO INSTRUMENTS SOLD   375,685
   K) RECEIVABLES FROM AFFILIATED PERSONS                 0
   L) OTHER RECEIVABLES                             167,164
   M) ALL OTHER ASSETS                                    0
   N) TOTAL ASSETS                              102,205,642

SIGNATURE: ANTHONY V. BETRO
TITLE:     Administrative Director, Finance and Planing